UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM ABS-15G

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ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

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Selkirk No. 2 Investments (Exact name of securitizer as specified in its charter)

0001599558 (Central Index Key Number of securitizer)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑  Rule 15Ga-1 (c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3))

Date of Report (Date of earliest event reported)

February 19, 2021

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Adriel Nunes, (212) 770-7000

Name and telephone number, including area code,

of the person to contact in connection with this filing.

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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)   ☐

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), Selkirk No. 2 Investments, as securitizer, is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1 for Selkirk No. 2 Limited. The date of the last payment on the last asset-backed security outstanding that was issued by, or issued by an affiliate of, the securitizer was September 15, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 19, 2021

Securitizer

Deutsche Bank Trust Company Americas as Trustee for the Holders of the Selkirk No. 2 Trust Commercial Mortgage Loan Pass-Through Certificates

By:                 AIG Asset Management (U.S.), LLC, as Master Primary Servicer , under  Pooling and  Servicing  Agreement dated as of December 13, 2013 by and among AIG Asset Management (U.S.), LLC, Selkirk  No.  2 Investments  as Depositor,  Midland Loan Services  as Master  Servicer, Situs Holdings, LLC as Special Servicer, and Deutsche Bank Trust Company Americas as Trustee and Certificate Administrator for the Holders of the Selkirk No. 2 Trust Commercial Mortgage Loan Pass-Through  Cert ificate

             By: /S/ MICHELLE CAMPION

Name: Michelle Campion

Title:  Vice President